Fair value measurement - Contingent consideration (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contingent consideration
Contingent consideration	$ 141,711	$ 209,314
Royalty Deed
Contingent consideration
Contingent consideration	47,661	43,985	$ 0	$ 0
Contingent copper consideration
Contingent consideration
Contingent consideration	$ 94,050	84,200	$ 0	$ 0
Deferred consideration
Contingent consideration
Contingent consideration		$ 81,129